UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

BARRETT

GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)		Market
Shares		Value
	COMMON STOCKS - 95.80%
	BASIC INDUSTRY - 18.01%
	Energy - 7.49%
3,500	Exxon Mobil Corporation	$ 264,075
10,000	Rowan Companies, Inc.	324,700
10,000	Schlumberger Limited	691,000
6,000	XTO Energy, Inc.	328,860
		1,608,635
	Industrial - 8.92%
12,000	Donaldson Company, Inc.	433,200
5,200	L-3 Communications Holdings, Inc.	454,844
9,000	Rockwell Automation, Inc.	538,830
7,500	United Technologies Corporation	487,500
		1,914,374
	Transportation - 1.60%
14,000	UTI Worldwide, Inc.	344,120
	Total Basic Industry	3,867,129
	CONSUMER PRODUCTS & SERVICES - 21.34%
	Consumer Products - 17.27%
15,000	The Hershey Company	819,900
9,000	PepsiCo, Inc.	572,040
10,000	The Procter & Gamble Company	631,600
20,000	Sysco Corporation	676,600
15,000	Tim Hortons, Inc.	456,300
18,000	United Natural Foods, Inc. (a)	551,520
		3,707,960
	Retailing - 4.07%
7,000	Target Corporation	414,820
10,000	Walgreen Company	458,900
		873,720
	Total Consumer Products & Services	4,581,680
	FINANCIAL SERVICES - 17.28%
	Financial Services - 17.28%
12,000	Citigroup, Inc.	616,080
4,200	The Goldman Sachs Group, Inc.	867,846
10,000	Morgan Stanley	787,600
9,000	State Street Corporation	582,750
10,000	U.S. Bancorp	349,700
6,000	Zions Bancorporation	507,120
		3,711,096
	Total Financial Services	3,711,096
	HEALTH CARE - 18.47%
	Biotechnology - 5.81%
8,000	Genentech, Inc. (a)	656,960
6,000	Genzyme Corporation (a)	360,120
3,000	Gilead Sciences, Inc. (a)	229,500
		1,246,580
	Medical Devices & Services - 12.66%
8,000	Cerner Corporation (a)	435,600
5,500	Covance, Inc. (a)	326,370
9,000	Millipore Corporation (a)	652,230
4,000	ResMed, Inc. (a)	201,480
8,000	Stryker Corporation	530,560
12,000	Varian Medical Systems, Inc. (a)	572,280
		2,718,520
	Total Health Care	3,965,100
	INFORMATION SERVICES - 7.52%
	Business Services - 7.52%
15,000	Automatic Data Processing, Inc.	726,000
19,000	First Data Corporation	511,100
10,000	Paychex, Inc.	378,700
		1,615,800
	Total Information Services	1,615,800
	SOFTWARE/ELECTRONICS - 10.80%
	Electronics - 4.50%
12,000	Linear Technology Corporation	379,080
5,000	MEMC Electronic Materials, Inc. (a)	302,900
8,000	Microchip Technology Incorporated	284,240
		966,220
	Software - 6.30%
10,000	Adobe Systems, Inc. (a)	417,000
9,000	Autodesk, Inc. (a)	338,400
700	Google, Inc. (a)	320,712
8,000	Navteq Corporation (a)	276,000
		1,352,112
	Total Software/Electronics	2,318,332
	TELECOMMUNICATIONS SERVICES & EQUIPMENT - 2.38%
	Telecommunications & Data Network Equipment - 2.38%
20,000	Cisco Systems, Inc. (a)	510,600
	Total Telecommunication Services & Equipment	510,600
	Total Common Stocks (Cost $16,331,917)	20,569,737
Principal
Amount		Value
	VARIABLE RATE DEMAND NOTES # - 4.33%
$ 286,320	American Family, 4.96%	286,320
644,333	U.S. Bank, N.A., 5.07%	644,333
	Total Variable Rate Demand Notes (Cost $930,653)	930,653
	Total Investments (Cost $17,262,570) - 100.00%	21,500,390
	Liabilities in Excess of Other Assets - (0.13)%	(27,724)
	Total Net Assets - 100.00%	$ 21,472,666

	(a) Non-income producing security.
	# Variable rate demand notes are considered short-term obligations and are payable on demand at the market value.
	Interest rates change periodically at specified dates. The rates shown are as of March 31, 2007.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$17,262,570

Gross unrealized appreciation	4,341,976
Gross unrealized depreciation	(104,157)
Net unrealized appreciation	$4,237,819

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Barrett Funds

By (Signature and Title) /s/ Peter Shriver
Peter Shriver, President

Date       5/4/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _ /s/ Peter Shriver
Peter Shriver, President

Date       5/4/07

By (Signature and Title)* _ /s/ Paula Elliott
Paula Elliott, Secretary & Treasurer

Date       5/4/07

* Print the name and title of each signing officer under his or her signature.